Taxes (Details) - Schedule of Movement of Valuation Allowance - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Movement of Valuation Allowance [Abstract]
Beginning balance	$ 1,200	$ 1,400
Write-off	(343)	(284)
Change of valuation allowance	60	50
Ending balance	$ 917	$ 1,166